Note 19 - Long-term Debt and Financing (Tables)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of detailed information about borrowings [text block]
	Maturity	March 31, 2018	March 31, 2017
Credit facility (a)	September 1, 2018	$122,115	$68,258
Less: Debt issue costs (a)		(664)	(2,257)
6.75% 100M convertible debentures (b)	March 31, 2023	85,760	-
6.75% 160M convertible debentures (c)	December 31, 2021	148,146	145,579
6.5% convertible bonds (d)	July 29, 2019	188,147	190,486
5.75% convertible debentures (e)	September 30, 2018	-	96,022
		543,504	498,088
Less: Current portion		(121,451)	-
		422,053	498,088

Disclosure of maturity of debt [text block]
	Less than 1 year	1-3 years	4-5 years	More than 5 years	Total

Credit facility (a)	$122,115	$-	$-	$-	$122,115
6.75% $100M convertible debentures (b)	-		100,000		100,000
6.75% $160M convertible debentures (c)	-	-	160,000	-	160,000
6.5% convertible bonds (d)	-	193,410	-	-	193,410
	$122,115	$193,410	$260,000	$-	$575,525

Disclosure of reconciliation of liabilities arising from financing activities [text block]
	As at April 1, 2017	Cash inflows / (outflows)	FX	Non-cash changes	As at March 31, 2018

Credit facility (a)	$66,001	$53,857	$-	$1,593	$121,451
6.75% $100M convertible debentures (b)	-	95,869	-	(10,109)	85,760
6.75% $160M convertible debentures (c)	145,579	-	-	2,567	148,146
6.5% convertible bonds (d)	190,486	-	(6,101)	3,761	188,147
5.75% convertible debentures (e)	96,022	(100,000)	-	3,978	-
	498,088	49,726	(6,101)	1,790	543,504
Less: Current portion	-	-	-	-	(121,451)
	498,088	49,726	(6,101)	1,790	422,053
	As at April 1, 2016	Cash inflows / (outflows)	FX	Non-cash changes	As at March 31, 2017

Credit facility (a)	$(2,980)	$68,258	$-	$723	$66,001
6.75% $160M convertible debentures (c)	-	152,407	-	(6,828)	145,579
6.5% convertible bonds (d)	182,564	-	4,309	3,613	190,486
5.75% convertible debentures (e)	93,637	-	-	2,385	96,022
6.0% convertible debentures (f)	311,028	(321,261)	-	10,233	-
Senior unsecured note (g)	76,294	(80,000)	-	3,706	-
	660,543	(180,596)	4,309	13,832	498,088

Disclosure of finance cost [text block]
	2018	2017
Credit facility (a)	$12,883	$10,564
6.75% $100M convertible debentures (b)	497
6.75% $160M convertible debentures (c)	12,773	7,090
6.5% convertible bonds (d)	15,753	16,418
5.75% convertible debentures (e)	9,173	8,135
6.0% convertible debentures (f)	-	19,396
Loss on redemption of 6.0% convertible debentures (f)	-	4,415
Senior unsecured note (g)	-	10,999
Unwinding of discount and other	4,893	1,060
	$55,972	$78,077